Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue from related parties	$ 3,500	$ 2,800	$ 13,000	$ 12,000	$ 6,800
Management Fee [Member]
Related Party Transaction [Line Items]
Fee waived	52	17,400	56,600	31,100	800
BDC Part I Fee [Member]
Related Party Transaction [Line Items]
Fee waived		25,600	74,800	46,400	2,400
Expense Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expense	$ 2,300	$ 6,600	$ 18,700	$ 7,000	$ 1,300